Columbia Strategic New York Municipal Income Fund
First Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 94.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 7.2%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,400,000	1,407,831
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,218,259
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2041	4.000%	600,000	564,803
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	3,090,785
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,598,125
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	1,000,000	931,083
Total			8,810,886
Charter Schools 9.1%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	922,510
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	1,000,000	999,091
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,250,000	1,250,324
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,021,804
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	266,861
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	571,868
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	840,354
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	1,043,635
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	1,019,396
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2043	4.000%	1,000,000	947,624
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	513,047
Monroe County Industrial Development Corp.(b)
Revenue Bonds
Eugenio Maria de Hostos Charter School
Series 2024
07/01/2059	5.000%	1,000,000	991,833
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	768,406
Total			11,156,753
Disposal 1.5%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,897,408
Higher Education 1.0%
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,241,836

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 4.3%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	516,647
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	876,962
Northwell Health Obligated Group
Series 2024
05/01/2054	4.000%	1,000,000	924,446
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2049	5.250%	2,000,000	2,075,291
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	858,036
Total			5,251,382
Joint Power Authority 2.7%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	472,092
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,851,459
Series 2024A
11/15/2054	4.000%	1,000,000	942,418
Total			3,265,969
Local General Obligation 6.0%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,901,646
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,367,902
05/01/2043	5.250%	1,000,000	1,086,978
Series 2024D
04/01/2054	5.250%	1,000,000	1,075,635
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	949,391
Total			7,381,552
Multi-Family 10.5%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,753,346
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.375%	1,000,000	1,017,195
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,310,000	1,249,911
11/01/2049	3.650%	875,000	747,144
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	693,419
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	699,289
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,357,637
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	686,525
Series 2019D
11/01/2044	3.700%	1,000,000	917,041
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	692,058
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,171,315
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	499,760
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	670,421
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	693,235
Total			12,848,296
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.7%
Puerto Rico Electric Power Authority(c),(d)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	550,000
Series 2012A
07/01/2042	0.000%	500,000	275,000
Total			825,000
Other Bond Issue 3.6%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	369,893
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,302,011
04/30/2053	4.000%	2,000,000	1,671,160
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,034,229
Total			4,377,293
Other Industrial Development Bond 0.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	305,732
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,025
Ports 4.0%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,631,996
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,020,000	1,067,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,253,804
Total			4,953,353
Prep School 0.8%
Build NYC Resource Corp.(b)
Revenue Bonds
Bay Ridge Preparatory School Project
Series 2024
09/01/2059	5.000%	1,000,000	959,105
Recreation 0.7%
Western Regional Off-Track Betting Corp.(b)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	908,131
Refunded / Escrowed 0.7%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	909,561
Resource Recovery 0.6%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	750,468
Retirement Communities 5.9%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	766,762
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	876,992
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,746,875
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,655,690

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	413,306
09/15/2053	5.250%	1,000,000	795,526
Westchester County Local Development Corp.(b)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	978,858
Total			7,234,009
Sales Tax 10.1%
Commonwealth of Puerto Rico(c),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	469,019	298,765
Subordinated Series 2022
11/01/2043	0.000%	306,416	192,123
Puerto Rico Sales Tax Financing Corp.(c),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	8,600,000	2,811,041
Puerto Rico Sales Tax Financing Corp.(c)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	999,696
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,653,894
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,206,669
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,170,038
Total			12,332,226
Single Family 1.0%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	126,959
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	990,000	991,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2038	3.850%	170,000	159,996
Total			1,278,435
Special Non Property Tax 9.9%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,877,976
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,883,036
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,060,269
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,000,000	2,796,797
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,910,569
Oneida Indian Nation of New York(b),(c)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	544,525
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,087,308
Total			12,160,480
State General Obligation 0.2%
Commonwealth of Puerto Rico(c)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	300,000	269,633
Tobacco 5.0%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,000,569
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,792,637
Suffolk Tobacco Asset Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	293,991
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,035,165
Total			6,122,362
Transportation 1.7%
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,046,069
Water & Sewer 6.7%
New York City Municipal Water Finance Authority
Revenue Bonds
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,156,289
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024AA
06/15/2054	4.000%	2,000,000	1,884,643
Subordinated Series 2024CC-1
06/15/2054	5.250%	3,000,000	3,245,741
Puerto Rico Commonwealth Aqueduct & Sewer Authority(b),(c)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	925,000	933,905
Total			8,220,578
Total Municipal Bonds (Cost $121,862,025)			115,521,542

Money Market Funds 5.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(f)	6,115,561	6,116,173
Total Money Market Funds (Cost $6,115,561)		6,116,173
Total Investments in Securities (Cost: $127,977,586)		121,637,715
Other Assets & Liabilities, Net		1,006,310
Net Assets		122,644,025
At January 31, 2025, securities and/or cash totaling $82,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(41)	03/2025	USD	(4,462,594)	—	(8,667)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $13,683,585, which represents 11.16% of total net assets.

(c)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2025, the total value of these securities amounted to $6,874,688, which represents 5.61% of total net assets.

(d)	Represents a security in default.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2025.

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2025 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic New York Municipal Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT205_10_R01_(03/25)